Consolidated Statements of Changes in Equity (USD $) In Thousands	Total	Redeemable Noncontrolling Interests	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Retained Earnings	Noncontrolling Interests
Beginning Balance at Dec. 31, 2009	$ 1,189,447		$ 20,086	$ 139,742	$ 5,673	$ (69,950)	$ 1,080,250	$ 13,646
Beginning Balance (in shares) at Dec. 31, 2009			200,860
Adjustment to fair value of non-controlling interest in TMS	(34,659)	145,659		(34,659)
Net income	196,499	9,122					193,947	2,552
Other comprehensive income	(7,525)				(8,258)			733
Common stock issued from treasury shares for exercise of stock options (Note 16)	543			(186)		729
Common stock issued for nonvested awards (Note 16) (in shares)			466
Common stock issued for nonvested awards (Note 16)			47	(47)
Share-based compensation (Note 16)	15,796			15,796
Cash dividends declared ($0.40 in 2012, $0.31 in 2011 and $0.28 in 2010 per share)	(54,894)						(54,894)
Purchase of treasury shares (Note 17)	(46,228)					(46,228)
Subsidiary dividends paid to noncontrolling interests	(250)	(8,781)						(250)
Tax (shortfalls) benefits associated with share based payment arrangements	(924)			(924)
Ending Balance at Dec. 31, 2010	1,257,805	146,000	20,133	119,722	(2,585)	(115,449)	1,219,303	16,681
Ending Balance (in shares) at Dec. 31, 2010			201,326
Adjustment to fair value of non-controlling interest in TMS	(6,828)	29,414		(6,828)
Net income	224,026	(1,364)					220,559	3,467
Other comprehensive income	2,730				2,112			618
Common stock issued from treasury shares for exercise of stock options (Note 16)	8,065			(3,450)		11,515
Common stock issued for nonvested awards (Note 16) (in shares)			534
Common stock issued for nonvested awards (Note 16)			53	(53)
Common stock issued from treasury shares for nonvested awards (Note 16)				(172)		172
Share-based compensation (Note 16)	16,513			16,513
Cash dividends declared ($0.40 in 2012, $0.31 in 2011 and $0.28 in 2010 per share)	(59,228)						(59,228)
Purchase of treasury shares (Note 17)	(121,272)					(121,272)
Redemption of redeemable noncontrolling interests		(174,050)
Subsidiary dividends paid to noncontrolling interests	(448)							(448)
Subsidiary repurchase of noncontrolling interests	(493)			77	28			(598)
Tax (shortfalls) benefits associated with share based payment arrangements	139			139
Ending Balance at Dec. 31, 2011	1,321,009		20,186	125,948	(445)	(225,034)	1,380,634	19,720
Ending Balance (in shares) at Dec. 31, 2011			201,860
Net income	248,418	1,505					244,280	4,138
Other comprehensive income	517				1,853			(1,336)
Common stock issued from treasury shares for exercise of stock options (Note 16)	9,991			(2,386)		12,377
Common stock issued for nonvested awards (Note 16) (in shares)			611
Common stock issued for nonvested awards (Note 16)			61	(61)
Common stock issued from treasury shares for nonvested awards (Note 16)				(628)		628
Share-based compensation (Note 16)	18,623			18,623
Cash dividends declared ($0.40 in 2012, $0.31 in 2011 and $0.28 in 2010 per share)	(75,851)						(75,851)
Purchase of treasury shares (Note 17)	(75,272)					(75,272)
Subsidiary dividends paid to noncontrolling interests	(2,797)							(2,797)
Fair value of noncontrolling interest in CPAY		38,000
Tax (shortfalls) benefits associated with share based payment arrangements	297			297
Ending Balance at Dec. 31, 2012	$ 1,444,935	$ 39,505	$ 20,247	$ 141,793	$ 1,408	$ (287,301)	$ 1,549,063	$ 19,725
Ending Balance (in shares) at Dec. 31, 2012			202,471